Expenses by nature (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of recognised finance lease as assets by lessee [line items]
Leases, services charges and vacant property costs		$ 215		$ 179		$ 65
Depreciation and amortization		3,936		3,518		1,612
Doubtful accounts		273		209		72
Advertising, publicity and other selling expenses		1,583		1,369		771
Taxes, rates and contributions		765		545		484
Maintenance and repairs		2,052		1,619		785
Fees and payments for services		3,127		4,414		1,361
Director's fees		302		234		201
Food, beverage and other lodging expenses		86		92
Payroll and social security liabilities		6,454		5,019		2,910
Cost of sale of goods and services		5,133		4,181		1,558
Cost of sale of agricultural products and biological assets		2,538		1,301		1,676
Supplies and labors		3,705		3,036		1,066
Freights		352		272		159
Bank commissions and expenses		59		29		21
Conditioning and clearance		59		48		30
Travel, library expenses and stationery		29		46		23
Interconnection and roaming expenses		2,066
Fees to other operators		2,576
Others		1,862		3,345		1,945
Total expenses by nature		37,172		29,456		14,739
Production Costs [Member]
Disclosure of recognised finance lease as assets by lessee [line items]
Leases, services charges and vacant property costs		2		2		1
Depreciation and amortization		172		55		67
Doubtful accounts
Advertising, publicity and other selling expenses
Taxes, rates and contributions		21		17		13
Maintenance and repairs		47		36		24
Fees and payments for services		6		8		5
Director's fees
Food, beverage and other lodging expenses
Payroll and social security liabilities		241		122		90
Cost of sale of goods and services
Cost of sale of agricultural products and biological assets		(14)
Supplies and labors		1,809		1,716		1,011
Freights		21		22		13
Bank commissions and expenses				1
Conditioning and clearance
Travel, library expenses and stationery		15		16		12
Interconnection and roaming expenses
Fees to other operators
Others		352
Total expenses by nature		2,672		1,995		1,236
Costs [Member]
Disclosure of recognised finance lease as assets by lessee [line items]
Leases, services charges and vacant property costs	[1]	59		142		54
Depreciation and amortization	[1]	2,266		1,882		745
Doubtful accounts	[1]	2
Advertising, publicity and other selling expenses	[1]	270		284		282
Taxes, rates and contributions	[1]	336		238		226
Maintenance and repairs	[1]	1,733		1,471		681
Fees and payments for services	[1]	2,121		3,642		880
Director's fees	[1]
Food, beverage and other lodging expenses	[1]	86		88
Payroll and social security liabilities	[1]	2,754		2,229		1,586
Cost of sale of goods and services	[1]	5,133		4,181		1,558
Cost of sale of agricultural products and biological assets		2,552	[1]	1,301		1,674
Supplies and labors	[1]	1,884		1,313		54
Freights	[1]	1		1		1
Bank commissions and expenses	[1]	38		14		10
Conditioning and clearance					[1]		[1]
Travel, library expenses and stationery	[1]	3		20		4
Interconnection and roaming expenses	[1]	2,066
Fees to other operators	[1]	2,576
Others	[1]	900		2,524		1,625
Total expenses by nature	[1]	24,780		19,330		9,380
General And Administrative Expenses [Member]
Disclosure of recognised finance lease as assets by lessee [line items]
Leases, services charges and vacant property costs		18		27		9
Depreciation and amortization		584		526		261
Doubtful accounts						62
Advertising, publicity and other selling expenses		6
Taxes, rates and contributions		96		30		20
Maintenance and repairs		173		107		76
Fees and payments for services		924		714		437
Director's fees		302		234		201
Food, beverage and other lodging expenses				4
Payroll and social security liabilities		1,934		1,491		718
Cost of sale of goods and services
Cost of sale of agricultural products and biological assets
Supplies and labors		1
Freights
Bank commissions and expenses		12		9		7
Conditioning and clearance
Travel, library expenses and stationery		8		9		6
Interconnection and roaming expenses
Fees to other operators
Others		356		477		153
Total expenses by nature		4,414		3,628		1,950
Selling Expenses [Member]
Disclosure of recognised finance lease as assets by lessee [line items]
Leases, services charges and vacant property costs		136		8		1
Depreciation and amortization		914		1,055		539
Doubtful accounts		271		209		10
Advertising, publicity and other selling expenses		1,307		1,085		489
Taxes, rates and contributions		312		260		225
Maintenance and repairs		99		5		4
Fees and payments for services		76		50		39
Director's fees
Food, beverage and other lodging expenses
Payroll and social security liabilities		1,525		1,177		516
Cost of sale of goods and services
Cost of sale of agricultural products and biological assets						2
Supplies and labors		11		7		1
Freights		330		249		145
Bank commissions and expenses		9		5		4
Conditioning and clearance		59		48		30
Travel, library expenses and stationery		3		1		1
Interconnection and roaming expenses
Fees to other operators
Others		254		344		167
Total expenses by nature		$ 5,306		$ 4,503		$ 2,173

[1]	Includes Ps. 12, Ps. 10 and Ps. 9 of other agricultural operating costs as of June 30 2018, 2017 and 2016, respectively.